UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds

(Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Name and address of agent for service)

(866) 371-2399

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund

Class	A	Shares	HASAX

Class	I	Shares	HASIX

Class	N	Shares	AAANX

Horizon Active Risk Assist® Fund

Class	A	Shares	ARAAX

Class	I	Shares	ACRIX

Class	N	Shares	ARANX

Horizon Active Income Fund

Class	A	Shares	AIHAX

Class	I	Shares	AIRIX

Class	N	Shares	AIMNX

May 31, 2016

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST FUND and HORIZON ACTIVE INCOME FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Member FINRA

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2016

The Fund’s performance figures *** for the periods ended May 31, 2016, compared to its benchmarks:

Annualized Total Returns	One Year	Three Year (Annualized)	Inception - May 31, 2016 (Cumulative)	Inception - May 31, 2016 (Annualized)
Horizon Active Asset Allocation Fund Class A*	N/A	N/A	4.58%	N/A
Horizon Active Asset Allocation Fund Class A with load*	N/A	N/A	-1.40%	N/A
Horizon Active Asset Allocation Fund Class N**	-5.46%	4.48%	N/A	7.46%
S&P 500 Total Return Index	1.72%	11.06%	10.95%	13.86%
S&P Global BMI ex-US Index (Gross - USD)	-9.78%	1.51%	4.28%	4.50%

* Inception date for Class A is September 4, 2015.

** Inception date for Class N is January 31, 2012.

*** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.62% for Class N shares and 1.62% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2016

The Fund’s performance figures *** for the periods ended May 31, 2016, compared to its benchmarks:

	One Year	Inception - May 31, 2016 (Cumulative)	Inception - May 31, 2016 (Annualized)
Horizon Active Risk Assist Fund Class A*	N/A	-0.12%	N/A
Horizon Active Risk Assist Fund Class A with load*	N/A	-5.87%	N/A
Horizon Active Risk Assist Fund Class N**	-8.51%	N/A	-3.03%
S&P 500 Total Return Index	1.72%	10.95%	4.84%
Barclays Aggregate Bond Index	2.99%	3.21%	2.92%
S&P Global BMI ex-US Index (Gross - USD)	-9.78%	4.28%	-6.29%

* Inception date is September 4, 2015 for Class A Shares.

** Inception date is August 28, 2014 for Class N Shares.

*** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.63% for Class N shares and 1.63% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2016

The Fund’s performance figures *** for the periods ended May 31, 2016, compared to its benchmarks:

	One Year	Inception - May 31, 2016 (Cumulative)	Inception - May 31, 2016 (Annualized)
Horizon Active Income Fund Class A*	N/A	0.78%	N/A
Horizon Active Income Fund Class A with load*	N/A	-5.01%	N/A
Horizon Active Income Fund Class N**	-0.40%	N/A	0.93%
Barclays Aggregate Bond Index	2.99%	1.38%	3.67%

* Inception date is February 8, 2016 for Class A Shares.

** Inception date is September 30, 2013 for Class N Shares.

*** The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.50% for Class N shares and 1.50% for Class A shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

Horizon Funds

PORTFOLIO COMPOSITION (Unaudited)

May 31, 2016

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2016:

% of Net Assets
Equity Funds	96.1%
Common Stock	2.9%
Short-Term Investments	1.6%
Purchased Call Options	0.4%
Liabilities in Excess of Other Assets	-1.0%

100.0%

Horizon Active Risk Assist Fund Portfolio Composition as of May 31, 2016:

% of Net Assets
Equity Funds	86.2%
Bond Funds	9.3%
Short-Term Investments	2.5%
Purchased Call Options	0.9%
Other Assets in Excess of Liabilities	1.1%

100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2016:

% of Net Assets
Bond Funds	98.7%
Short-Term Investments	1.0%
Other Assets in Excess of Liabilities	0.3%

100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 96.1%
	Equity Funds - 96.1%
1,733,402	iShares MSCI ACWI ex US ETF	$69,318,746
166,135	iShares North American Tech-Software ETF	17,641,876
325,931	iShares S&P 500 Growth ETF	38,277,337
785,995	iShares S&P 500 Value ETF	72,751,697
131,781	iShares U.S. Medical Devices ETF	17,280,443
138,242	iShares US Aerospace & Defense ETF	17,146,155
251,362	SPDR Dow Jones Industrial Average ETF Trust	44,654,459
330,806	SPDR S&P500 ETF Trust (a)	69,495,724

	TOTAL EXCHANGE TRADED FUNDS (Cost - $339,271,127)	346,566,437

	COMMON STOCKS - 2.9%
	Accommodation and Food Services - 0.1%
6,419	Yum! Brands, Inc.	526,936

	Banks - 0.6%
11,034	Citigroup, Inc.	513,853
16,422	Fifth Third Bancorp	309,883
3,709	JPMorgan Chase & Co.	242,086
18,834	Morgan Stanley	515,487
54,225	Regions Financial Corp.	533,032
4,201	Wells Fargo & Co.	213,075

		2,327,416

	Finance and Insurance - 0.2%
13,469	PayPal Holdings, Inc. **	508,994
1,602	Prudential Financial, Inc.	126,958

		635,952

	Internet - 0.1%
1,968	Facebook, Inc. - Class A**	233,818

	Manufacturing - 0.4%
4,110	Agilent Technologies, Inc.	188,608
7,723	General Electric Co.	233,466
16,027	General Motors Co.	501,325
37,510	Ford Motor Co.	506,010

		1,429,409

	Media - 0.1%
7,925	Viacom Inc. - Class A	351,632

	Medical Products and Services - 0.4%
8,921	Baxter International, Inc.	385,030
2,309	Johnson & Johnson	260,201
800	Quest Diagnostics, Inc.	61,736

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value
6,019	Vertex Pharmaceuticals, Inc. **	560,670

		1,267,637

	Oil & Gas - 0.3%
2,903	Chevron Corp.	$293,203
3,505	Exxon Mobil Corp.	312,015
29,346	Transocean, Ltd.	287,297

		892,515

	Retail Trade - 0.1%
3,502	AutoNation, Inc. **	176,641
1,002	McKesson Corp.	183,506

		360,147

	Technology - 0.2%
4,610	Apple, Inc.	460,355
6,622	Microsoft Corp.	350,966

		811,321

	Telecommunications - 0.1%
5,120	AT&T, Inc.	200,448
1,501	Verizon Communications, Inc.	76,401

		276,849

	Utilities - 0.1%
7,017	Dominion Resources Inc.	506,978

	Wholesale Trade - 0.2%
5,714	Patterson Companies, Inc.	278,900
6,310	Procter & Gamble Co.	511,363

		790,263

	TOTAL COMMON STOCKS (Cost - $10,205,187)	10,410,873

Contracts
	PURCHASED CALL OPTIONS - 0.4% *
	iShares MSCI Emerging Markets ETF
5,300	Expiration December 2016, Excercise Price $33.50 **	938,100
	S&P 500 Index
250	Expiration June 2016, Excercise Price $2,100 **	416,250
110	Expiration June 2016, Excercise Price $2,300 **	825
	SPDR S&P500 ETF Trust
300	Expiration June 2016, Excercise Price $195 **	4,500
1,000	Expiration June 2016, Excercise Price $212 **	91,000
900	Expiration December 2016, Excercise Price $230 **	72,450

	TOTAL PURCHASED CALL OPTIONS (Cost - $1,726,396)	1,523,125

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 1.6%
5,735,912	First American Government Obligations Fund - Class Z, 0.21% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,735,912)	$5,735,912

	TOTAL INVESTMENTS - 101.0% (Cost - $356,938,622) (b)	364,236,347
	Liabilities in Excess of Other Assets - (1.0)%	(3,763,359)

	NET ASSETS - 100.0%	$360,472,988

Contracts		Value
	SCHEDULE OF OPTIONS WRITTEN - (0.2)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *
	iShares MSCI Emerging Markets ETF
5,300	Expiration December 2016, Exercise Price $38.50 **	137,800
	SPDR S&P500 ETF Trust
900	Expiration December 2016, Exercise Price $210 **	751,950

	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,307,091)	889,750

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% ^ *
	SPDR S&P500 ETF Trust
500	Expiration June 2016, Exercise Price $187 **
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $129,212)	$2,750

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,436,303) (b)	$892,500

*	Each Option is equivalent to 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2016.
^	Less than 0.1%

(a) All or a portion of the security is segregated as collateral for options written.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $355,456,242 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	8,538,816
Unrealized depreciation	(651,211)

Net unrealized depreciation	$7,887,605

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 95.6%
	Bond Funds - 9.3%
201,640	iShares Short Treasury Bond ETF	$22,255,007

	Equity Funds - 86.2%
46,715	Consumer Discretionary Select Sector SPDR Fund	3,701,697
36,266	Health Care Select Sector SPDR Fund	2,587,216
44,640	Industrial Select Sector SPDR Fund	2,496,715
1,028,132	iShares MSCI ACWI ex US ETF	41,114,999
98,540	iShares North American Tech-Software ETF	10,463,963
86,257	iShares Russell Top 200 ETF	4,105,833
193,319	iShares S&P 500 Growth ETF	22,703,383
466,197	iShares S&P 500 Value ETF	43,151,194
78,163	iShares U.S. Medical Devices ETF	10,249,514
81,996	iShares US Aerospace & Defense ETF	10,169,964
65,790	iShares US Telecommunications ETF	2,078,964
2,500	Powershares QQQ Trust Series 1	275,850
160,558	SPDR Dow Jones Industrial Average ETF Trust	28,523,129
98,106	SPDR S&P500 ETF Trust (a)	20,610,108
71,933	Utilities Select Sector SPDR Fund	3,535,507

		205,768,036

	TOTAL EXCHANGE TRADED FUNDS (Cost - $224,659,171)	228,023,043

Contracts
	PURCHASED OPTIONS - 0.9% *
	PURCHASED CALL OPTIONS - 0.9% *
	CBOE Volitility Index
346	Expiration June 2016, Exercise Price $22 **	4,325
6,500	Expiration July 2016, Excercise Price $23 **	552,500
	iShares China Large-Cap ETF
2,000	Expiration August 2016, Excercise Price $35 **	154,000
3,500	Expiration August 2016, Excercise Price $38 **	66,500
	iShares MSCI Emerging Markets ETF
750	Expiration June 2016, Exercise Price $34 **	1,875
2,500	Expiration December 2016, Excercise Price $33.50 **	442,500
4,200	Expiration December 2016, Excercise Price $35 **	466,200
	iShares Russell 2000 ETF
500	Expiration July 2016, Excercise Price $117 **	69,750
	PowerShares DB US Dollar Index Bullish Fund
3,500	Expiration July 2016, Excercise Price $25 **	80,500
	S&P 500 Index
175	Expiration June 2016, Excercise Price $2,200 **	3,937
50	Expiration June 2016, Excercise Price $2,250 **	625
50	Expiration June 2016, Excercise Price $2,350 **	250
300	Expiration September 2016, Excercise Price $2,250 **	105,000

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Contracts		Value
	SPDR Gold Shares
421	Expiration June 2016, Excercise Price $128 **	$1,684
500	Expiration July 2016, Excercise Price $125 **	19,250
	SPDR S&P500 ETF Trust
500	Expiration June 2016, Excercise Price $210 **	44,250
1,050	Expiration December 2016, Excercise Price $230 **	84,525

	TOTAL PURCHASED CALL OPTIONS (Cost - $3,290,900)	2,097,671

	PURCHASED PUT OPTIONS - 0.0% ^ *
	SPDR S&P500 ETF Trust
500	Expiration June 2016, Excercise Price $204 **	2,500
	Tesla Motors, Inc.
55	Expiration June 2016, Excercise Price $200 **	5,308
100	Expiration September 2016, Excercise Price $110 **	4,900
100	Expiration September 2016, Excercise Price $125 **	8,200
50	Expiration September 2016, Excercise Price $150 **	9,600
25	Expiration September 2016, Excercise Price $200 **	26,000

	TOTAL PURCHASED PUT OPTIONS (Cost - $193,024)	56,508

	TOTAL PURCHASED OPTIONS (Cost - $3,483,924)	2,154,179

Shares
	SHORT-TERM INVESTMENTS - 2.5%
5,950,499	First American Government Obligations Fund - Class Z, 0.21% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,950,499)	5,950,499

	TOTAL INVESTMENTS - 98.9% (Cost - $234,093,594) (b)	236,127,721
	Other Assets in Excess of Liabilities - 1.1%	2,519,137

	NET ASSETS - 100.0%	$238,646,858

Contracts		Value
	SCHEDULE OF OPTIONS WRITTEN - (0.9)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.7)% *
	CBOE Volitility Index
3,250	Expiration July 2016, Exercise Price $21 **	$373,750
	Consumer Discretionary Select Sector SPDR Fund
400	Expiration June 2016, Exercise Price $79 **	31,200
	iShares 20+ Year Treasury Bond ETF
250	Expiration June 2016, Exercise Price $130 **	31,750
250	Expiration September 2016, Exercise Price $132 **	60,500
	iShares MSCI Emerging Markets ETF
6,700	Expiration December 2016, Exercise Price $38.50 **	174,200

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

May 31, 2016

Contracts		Value
	SPDR Gold Shares
421	Expiration June 2016, Exercise Price $135 **	632
	SPDR S&P500 ETF Trust
500	Expiration June 2016, Exercise Price $207 **	$160,750
1,050	Expiration December 2016, Exercise Price $210 **	877,275
	Utilities Select Sector SPDR Fund
700	Expiration June 2016, Exercise Price $48.50 **	59,850

	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,300,410)	1,769,907

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.2)% *
	iShares 20+ Year Treasury Bond ETF
250	Expiration September 2016, Exercise Price $131 **	116,250
	iShares China Large-Cap ETF
2,000	Expiration August 2016, Exercise Price $29 **	74,000
	iShares MSCI Brazil Capped ETF
116	Expiration June 2016, Exercise Price $26.50 **	17,284
	iShares Russell 2000 ETF
500	Expiration July 2016, Exercise Price $106 **	35,000
	PowerShares DB US Dollar Index Bullish Fund
3,500	Expiration July 2016, Exercise Price $24 **	22,750
	PowerShares QQQ Trust Unit Series 1
200	Expiration June 2016, Exercise Price $108.50 **	24,200
	S&P 500 Index
100	Expiration September 2016, Exercise Price $1,800 **	128,500
	SPDR S&P500 ETF Trust
500	Expiration June 2016, Exercise Price $207 **	9,250

	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $559,768)	427,234

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,860,178) (b)	$2,197,141

*	Each Option is equivalent to 100 shares of the underlying security
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2016.
^	Less than 0.1%

(a) All or a portion of the security is segregated as collateral for options written.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $232,251,414 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,283,968
Unrealized depreciation	(2,604,802)

Net unrealized depreciation	$1,679,166

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 98.7%
	Bond Funds - 98.7%
299,135	iShares 1-3 Year Treasury Bond ETF	$25,384,596
688,955	iShares Core U.S. Aggregate Bond ETF (a)	76,267,318
284,636	iShares iBoxx $ Investment Grade Corporate Bond ETF	33,982,692
638,230	SPDR Barclays Short Term High Yield Bond ETF	17,053,506
343,204	SPDR DoubleLine Total Return Tactical ETF	16,968,006

	TOTAL EXCHANGE TRADED FUNDS (Cost - $168,365,034)	169,656,118

Contracts
	PURCHASED PUT OPTIONS - 0.0% ^ *
750	iShares 20 + Year Treasury Bond ETF
	Expiration June 2016, Excercise Price $124 **	5,625

	TOTAL PURCHASED PUT OPTIONS (Cost - $104,671)

Shares
	SHORT-TERM INVESTMENTS - 1.0%
1,660,425	First American Government Obligations Fund - Class Z, 0.21% + (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,660,425)	1,660,425

	TOTAL INVESTMENTS - 99.7% (Cost - $170,130,130) (b)	171,322,168
	Other Assets in Excess of Liabilities - 0.3%	596,358

	NET ASSETS - 100.0%	$171,918,526

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0% ^ *
750	iShares 20 + Year Treasury Bond ETF
	Expiration June 2016, Exercise Price $136 **	$7,500

	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $98,578) (b)

*	Each Option is equivalent to 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2016.
^	Less than 0.1%

(a) All or a portion of the security is segregated as collateral for options written.

(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $170,003,582 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	1,432,562
Unrealized depreciation	(121,476)

Net unrealized depreciation	$ 1,311,086

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2016

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Assets:
Investments in Securities at Cost	$356,938,622	$234,093,594	$170,130,130

Investments in Securities at Market Value	$364,236,347	$236,127,721	$171,322,168
Receivable for Investments Securities Sold	-	24,991	-
Cash Held at Broker	-	2,086,339	51,885
Receivable for Fund Shares Sold	747,104	2,946,158	1,176,278
Dividends and Interest Receivable	227,783	128,411	575
Prepaid Expenses and Other Assets	79,401	62,291	47,029

Total Assets	365,290,635	241,375,911	172,597,935

Liabilities:
Options Written, at value (Premiums received $1,436,303; $2,860,178; $98,578)	892,500	2,197,141	7,500
Payable for Securities Purchased	5,409	8,008	-
Payable for Fund Shares Redeemed	545,708	105,474	284,826
Due to Broker	2,510,544	-	-
Accrued Advisory Fees	307,367	149,681	121,758
Accrued Distribution (12b-1) Fees	2	106	-
Accrued Shareholder Servicing Fees	412,794	181,638	172,940
Accrued Expenses and Other Liabilities	143,323	87,005	92,385

Total Liabilities	4,817,647	2,729,053	679,409

Net Assets	$360,472,988	$238,646,858	$171,918,526

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$367,702,605	$260,016,831	$173,694,204
Undistributed Net Investment Income (Loss)	2,033,298	882,332	(28,950)
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Options Written	(17,104,443)	(24,949,469)	(3,029,844)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Options Written
	7,841,528	2,697,164	1,283,116

Net Assets	$360,472,988	$238,646,858	$171,918,526

Class A Shares:
Net Asset Value Per Share:
Net Assets	$128,420	$277,252	$10
Shares outstanding (no par value, unlimited authorized)	11,292	14,790	1

Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$11.37	$18.75	$9.90 (a)
Maximum offering price per share (5.75% sales charge)	$12.07	$19.89	$10.50

Class N Shares:
Net Assets	$360,344,568	$238,369,606	$171,918,516
Shares outstanding (no par value, unlimited authorized)	31,682,455	12,712,251	17,344,480

Net Asset Value, (Net Assets / Shares Outstanding)
Offering and Redemption Price Per Share	$11.37	$18.75	$9.91

(a) Differences in actual and calculated Net Asset Value (“NAV”) shown are due to rounding.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2016

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Investment Income:
Dividend Income	$7,333,518	$3,596,273	$2,039,019
Interest Income	1,147	5,952	3,159

Total Investment Income	7,334,665	3,602,225	2,042,178

Expenses:
Investment Advisory Fees	1,943,888	1,055,853	692,838
Shareholder Servicing Fees - Class N	441,699	239,803	224,948
Distribution Fees (12b-1) - Class A	96	164	-
Administrative Service Fees	133,457	73,666	71,456
Transfer Agent Fees	60,301	49,596	52,129
Accounting Service Fees	21,927	16,148	15,116
Registration Fees	23,187	11,233	13,141
Custodian Fees	18,523	12,138	7,100
Printing and Postage Expenses	12,718	9,014	9,364
Chief Compliance Officer Fees	11,172	5,827	5,963
Trustees’ Fees and Expenses	15,934	10,611	11,367
Insurance Fees	6,725	1,035	874
Audit Fees	8,344	8,344	8,344
Legal Fees	20,841	13,717	14,954
Offering Costs	5,736	4,010	4,626
Interest Expense	10,853	409	215
Miscellaneous Expenses	19,696	33,326	23,796

Total Expenses	2,755,097	1,544,894	1,156,231
Less: Fees Waived by the Adviser	(234,848)	(181,475)	(49,813)
Fees Recouped by Advisor	-	-	9,582

Net Expenses	2,520,249	1,363,419	1,116,000

Net Investment Income	4,814,416	2,238,806	926,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(13,882,361)	(15,493,115)	36,651
Purchased Options	(2,610,458)	342,732	(647,272)
Written Options	725,385	1,010,674	300,866
Net increase from payments by affiliates (see note 3)	-	46,299	-
Distributions of realized gains by underlying investment companies	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,104,141	2,409,327	1,667,586
Purchased Options	300,173	(951,175)	33,129
Written Options	116,652	420,842	(123,291)

Net Realized and Unrealized Gain (Loss) on Investments	(12,246,468)	(12,214,416)	1,267,669

Net Increase (Decrease) in Net Assets Resulting From Operations	$(7,432,052)	$(9,975,610)	$2,193,847

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016	For the Year Ended November 30, 2015
	(Unaudited)
Operations:
Net Investment Income	$4,814,416	$3,473,584
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	(15,767,434)	2,689,170
Distributions of Realized Gains by Underlying Investment Companies	-	1,404,991
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	3,520,966	(13,257,679)

Net Decrease in Net Assets Resulting From Operations	(7,432,052)	(5,689,934)

Distributions to Shareholders From:
From net investment income
Class A	(491)	-
Class N	(6,245,756)	(575,824)
From net realized gains
Class A	(375)	-
Class N	(4,774,700)	(14,000,587)

Total Distributions to Shareholders	(11,021,322)	(14,576,411)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	94,297	28,785
Class N	70,552,592	213,438,659
Distributions Reinvested
Class A	866	-
Class N	10,592,482	14,363,858
Cost of Share Redeemed
Class N	(68,711,145)	(259,441,786)
Net Increase (Decrease) in Net Assets

Resulting From Beneficial Interest Transactions	12,529,092	(31,610,484)

Decrease in Net Assets	(5,924,282)	(51,876,829)

Net Assets:
Beginning of Year	366,397,270	418,274,099

End of Year*	$360,472,988	366,397,270

* Includes Undistributed Net Investment Income of:	$2,033,298	3,465,129

Share Activity:
Class A:
Shares Issued	8,765	2,451
Shares Reinvested	76	-

Net Increase	8,841	2,451

Class N:
Shares Issued	6,587,713	17,895,224
Shares Reinvested	930,798	1,168,743
Shares Redeemed	(6,385,180)	(21,522,501)

Net Increase (Decrease)	1,133,331	(2,458,534)

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2016	For the Year Ended November 30, 2015
	(Unaudited)
Operations:
Net Investment Income	2,238,806	$910,768
Net Realized Loss on Investments,
Purchased Options and Written Options	(14,093,410)	(10,810,145)
Distributions of Realized Gains by Underlying Investment Companies	-	932
Net Change in Unrealized Appreciation on
Investments, Purchased Options and Written Options	1,878,994	810,466

Net Decrease in Net Assets Resulting From Operations	(9,975,610)	(9,087,979)

Distributions to Shareholders From:
From net investment income
Class N	(2,312,701)	-
From net realized gains
Class N	-	(1,129)

Total Distributions to Shareholders	(2,312,701)	(1,129)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	267,413	19
Class N	123,708,779	314,484,027
Distributions Reinvested
Class N	2,163,075	1,049
Cost of Share Redeemed
Class N	(97,625,608)	(83,274,655)
Net Increase in Net Assets		-

Resulting From Beneficial Interest Transactions	28,513,659	231,210,440

Increase in Net Assets	16,225,348	222,121,332

Net Assets:
Beginning of Year	222,421,510	300,178

End of Year*	$238,646,858	$222,421,510

* Includes Undistributed Net Investment Income of:	$882,332	$909,928

Share Activity:
Class A:
Shares Issued	14,789	1

Net Increase	14,789	1

Class N:
Shares Issued	6,655,418	15,662,366
Shares Reinvested	113,072	53
Shares Redeemed	(5,391,586)	(4,341,713)

Net Increase	1,376,904	11,320,706

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2016	For the Year Ended November 30, 2015
	(Unaudited)
Operations:
Net Investment Income	$926,178	$1,834,142
Net Realized Loss on Investments,
Purchased Options and Written Options	(309,755)	(2,244,406)
Distributions of Realized Gains by Underlying Investment Companies	-	37,226
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	1,577,424	(1,611,049)

Net Increase (Decrease) in Net Assets Resulting From Operations	2,193,847	(1,984,087)

Distributions to Shareholders From:
From net investment income
Class N	(979,063)	(1,900,316)

Total Distributions to Shareholders	(979,063)	(1,900,316)

Capital Share Transactions:
Proceeds from Shares Issued
Class A	10	-
Class N	78,476,127	106,116,620
Distributions Reinvested
Class N	948,009	1,788,398
Cost of Share Redeemed
Class N	(78,445,628)	(63,635,098)
Net Increase in Net Assets

Resulting From Beneficial Interest Transactions	978,518	44,269,920

Increase in Net Assets	2,193,302	40,385,517

Net Assets:
Beginning of Year	169,725,224	129,339,707

End of Year*	$171,918,526	$169,725,224

* Includes Undistributed Net Investment Income (Loss) of:	$(28,950)	$23,935

Share Activity:
Class A:
Shares Issued	1	-

Net Increase	1	-

Class N:
Shares Issued	7,978,654	10,629,044
Shares Reinvested	97,025	179,066
Shares Redeemed	(7,951,967)	(6,377,395)

Net Increase	123,712	4,430,715

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Six Months Ended May 31, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012 *
	(Unaudited)

Net Asset Value, Beginning of Period	$11.99		$12.67	$12.76	$10.31	$10.00

Increase From Operations:
Net investment income (a)	0.15		0.13	0.04	0.03	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.42)		(0.37)	0.95	2.74	0.29

Total from operations	(0.27)		(0.24)	0.99	2.77	0.31

Less Distributions:
From net investment income	(0.20)		(0.02)	(0.03)	(0.09)	-
From next realized gains	(0.15)		(0.42)	(1.05)	(0.23)	-

Total Distributions	(0.35)		(0.44)	(1.08)	(0.32)	-

Net Asset Value, End of Period	$11.37		$11.99	$12.67	$12.76	$10.31

Total Return (b)	(2.22)%	(c)	(2.01)%	8.33%	27.63%	3.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$360,345		$366,368	$418,274	$238,963	$53,817
Ratio to average net assets:
Gross Expenses (d,e)	1.56%	(f)	1.54%	1.54%	1.63%	2.12%	(f)
Net Expenses (d)	1.43%	(f)	1.42%	1.42%	1.42%	1.42%	(f)
Net investment income (loss)
Net of Reimbursement (d)	2.72%	(f)	1.06%	0.35%	0.25%	(0.48)%	(f)
Portfolio turnover rate	120%	(c)	472%	591%	975%	820%	(c)

*	Since January 31, 2012 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Six Months Ended May 31, 2016		For the Period Ended November 30, 2015 *
	(Unaudited)

Net Asset Value, Beginning of Period	$11.99		$11.21

Increase From Operations:
Net investment income (a)	0.15		(0.03)	(g)
Net gain (loss) from investments (both realized and unrealized)	(0.42)		0.81	(g)

Total from operations	(0.27)		0.78

Less Distributions:
From net investment income	(0.20)		(0.02)
From next realized gains	(0.15)		(0.42)

Total Distributions	(0.35)		(0.44)

Net Asset Value, End of Period	$11.37		$11.99

Total Return (b)	(2.22)%	(c)	6.96%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$128		$29
Ratio to average net assets:
Gross Expenses (d,e)	1.55%	(f)	1.54%	(f)
Net Expenses (d)	1.44%	(f)	1.42%	(f)
Net investment income (loss)
Net of Reimbursement (d)	2.75%	(f)	(0.88)%	(f) (g)
Portfolio turnover rate	120%	(c)	472%	(c)

*	Since September 4, 2015 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.
(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Six Months Ended May 31, 2016 *		For the Year Ended November 30, 2015		For the Year Ended November 30, 2014 **
	(Unaudited)

Net Asset Value, Beginning of Period	$19.62		$20.50		$20.00

Increase From Operations:
Net investment income (a)	0.22		0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	(0.89)		(1.00)		0.55

Total from operations	(0.67)		(0.88)		0.50

Less Distributions:
From net investment income	(0.20)		-	(g)	-

Total Distributions	(0.20)		-		-

Net Asset Value, End of Period	$18.75		$19.62		$20.50

Total Return (b)	(3.43)%	(c)	(4.29)%		2.50%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$238,370		$222,421		$300
Ratio to average net assets:
Gross Expenses (d,e)	1.61%	(f)	1.54%		50.52%	(f)
Net Expenses (d)	1.42%	(f)	1.42%		1.42%	(f)
Net investment income (loss)
Net of Reimbursement (d)	2.33%	(f)	0.57%		(1.06)%	(f)
Portfolio turnover rate	220%	(c)	541%		55%	(c)

*	In 2016, 0.02% of the fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, total return would have been (3.45%).
**	Since August 28, 2014 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.
(g)	Per Share Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Six Months Ended May 31, 2016 *		For the Year Ended November 30, 2015 **
	(Unaudited)

Net Asset Value, Beginning of Period	$ 19.62		$ 18.97

Increase From Operations:
Net investment income (a)	0.22		0.07
Net gain (loss) from investments (both realized and unrealized)	(0.89)		0.58	(g)

Total from operations	(0.67)		0.65

Less Distributions:
From net investment income	(0.20)	(g)	-

Total Distributions	(0.20)		-

Net Asset Value, End of Period	$ 18.75		$ 19.62

Total Return (b)	(3.43)%	(c)	3.43%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 277		$ 19
Ratio to average net assets:
Gross Expenses (d,e)	1.54%	(f)	1.54%	(f)
Net Expenses (d)	1.42%	(f)	1.42%	(f)
Net investment income (loss)
Net of Reimbursement (d)	2.33%	(f)	1.52%	(f)
Portfolio turnover rate	220%	(c)	541%	(c)

*	In 2016, 0.02% of the fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, total return would have been (3.45%).
**	Since September 4, 2015 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.
(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class N
	For the Six Months Ended May 31, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013 *
	(Unaudited)

Net Asset Value, Beginning of Period	$9.86		$10.11	$10.01	$10.00

Increase From Operations:
Net investment income (a)	0.05		0.13	0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	0.06		(0.25)	0.10	(0.01)

Total from operations	0.11		(0.12)	0.25	0.01

Less Distributions:
From net investment income	(0.06)		(0.13)	(0.13)	-
From next realized gains	-		-	(0.02)	-

Total Distributions	(0.06)		(0.13)	(0.15)	-

Net Asset Value, End of Period	$9.91		$9.86	$10.11	$10.01

Total Return (b)	1.08%	(c)	(1.18)%	2.50%	0.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$171,919		$169,725	$129,340	$70,951
Ratio to average net assets:
Gross Expenses (d,e)	1.29%	(f)	1.28%	1.30%	1.72%	(f)
Net Expenses (d)	1.24%	(f)	1.24%	1.24%	1.24%	(f)
Net investment income (loss)
Net of Reimbursement (d)	1.03%	(f)	1.25%	1.47%	1.00%	(f)
Portfolio turnover rate	137%	(c)	324%	280%	71%	(c)

*	Since September 30, 2013 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	For the Period Ended May 31, 2016 *
	(Unaudited)

Net Asset Value, Beginning of Period	$9.84

Increase From Operations:
Net investment income (a)	0.07
Net gain (loss) from investments (both realized and unrealized)	0.01

Total from operations	0.08

Less Distributions:
From net investment income	(0.02)
From next realized gains	-

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.90

Total Return (b)	0.78%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$-	(g)
Ratio to average net assets:
Gross Expenses (d,e)	1.24%	(f)
Net Expenses (d)	1.24%	(f)
Net investment income (loss)
Net of Reimbursement (d)	2.22%	(f)
Portfolio turnover rate	137%	(c)

*	Since February 8, 2016 (Commencement of Operations).
(a)	Per share amount are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Not annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Annualized.
(g)	Amount is less than $1,000

The accompanying notes are an integral part of these financial statements.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2016

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of the Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Class A and Class N shares which commenced operations on September 4, 2015 and January 31, 2012, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Class A and Class N shares and commenced operations on September 4, 2015 and August 28, 2014, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Class A and Class N shares and commenced operations on February 8, 2016 and September 30, 2013, respectively.

The Funds are the successors to the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund, each a former series of AdvisorOne Funds (the “Predecessor Funds”), as a result of a reorganization of each of the Predecessor Funds into their respective series of the Trust on February 8, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a valuation committee composed of representatives from the valuation committee. The valuation committee may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016 for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$346,566,437	$-	$-	$346,566,437
Common Stock	10,410,873	-	-	10,410,873
Purchased Call Options	-	1,523,125	-	1,523,125
Short-Term Investments	5,735,912	-	-	5,735,912
Total	$362,713,222	$1,523,125	$-	$364,236,347

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$889,750	$-	$889,750
Written Put Options	-	2,750	-	2,750
Total	$-	$892,500	$-	$892,500

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

Horizon Active Risk Assist Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$22,255,007	$-	$-	$22,255,007
Equity Funds	205,768,036	-	-	205,768,036
Purchased Call Options	-	2,097,671	-	2,097,671
Purchased Put Options	-	56,508	-	56,508
Short-Term Investments	5,950,499	-	-	5,950,499
Total	$233,973,542	$2,154,179	$-	$236,127,721

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$1,769,907	$-	$1,769,907
Written Put Options	-	427,234	-	427,234
Total	$-	$2,197,141	$-	$2,197,141

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$169,656,118	$-	$-	$169,656,118
Purchased Put Options	-	5,625	-	5,625
Short-Term Investments	1,660,425	-	-	1,660,425
Total	$171,316,543	$5,625	$-	$171,322,168

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$7,500	$-	$7,500
Written Put Options	-	-	-	-
Total	$-	$7,500	$-	$7,500

*	Refer to the Portfolios of Investments for security classifications.

Transfers between levels are determined as of the end of the reporting period. There were no Level 3 securities held by the Funds during the six months ended May 31, 2016. Below are the transfers between Levels 1 and 2 during the reporting period from December 1, 2015 to May 31, 2016.

There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund and the Horizon Active Income Fund. The Horizon Active Risk Assist Fund had transfers between Levels 1 and 2 as follows:

Horizon Active Risk Assist Fund	Assets	Liabilities
Transfers out of Level 1	$(250)	-
Transfers into Level 2	250	-

Transfers between Level 1 and Level 2 were due to a change in the inputs used to value purchased options.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities. The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of May 31, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below and within the Statement of Operations serve as indicators of the volume of derivative activity for each Fund.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund’s Statement of Assets and Liabilities as of May 31, 2016, respectively:

Active Asset Allocation Fund

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund

Derivatives Investment Value
	Equity Contracts	Total Value at May 31, 2016
Purchased Options	$1,523,125	$1,523,125
Written Options	$892,500	$892,500

Active Risk Assist Fund

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund

Derivatives Investment Value
	Equity Contracts	Total Value at May 31, 2016
Purchased Options	$2,154,179	$2,154,179
Written Options	$2,197,141	$2,197,141

Active Income Fund

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Investments in securities at market value	Options written, at value

Active Income Fund

Derivatives Investment Value
	Equity Contracts	Total Value at May 31, 2016
Purchased Options	$5,625	$5,625
Written Options	$7,500	$7,500

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund’s Statement of Operations for the six months ended May 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Appreciation (depreciation) on purchased and written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total Value at May 31, 2016
Purchased Options	$(2,610,458)	$(2,610,458)
Written Options	725,385	725,385
	$(1,885,073)	$(1,885,073)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Risk	Total Value at May 31, 2016
Purchased Options	$300,173	$300,173
Written Options	116,652	$116,652
	$416,825	$416,825

The following is a summary of the location of derivative investments on the Horizon Active Risk Assist Fund’s Statement of Operations for the six months ended May 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Appreciation (depreciation) on purchased and written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total Value at May 31, 2016
Purchased Options	$342,732	$342,732
Written Options	1,010,674	$1,010,674
	$1,353,406	$1,353,406

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Risk	Total Value at May 31, 2016
Purchased Options	$(951,175)	$(951,175)
Written Options	420,842	$420,842
	$(530,333)	$(530,333)

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Operations for the six months ended May 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Appreciation (depreciation) on purchased and written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total Value at May 31, 2016
Purchased Options	$(647,272)	$(647,272)
Written Options	300,866	$300,866
	$(346,406)	$(346,406)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity Risk	Total Value at May 31, 2016
Purchased Options	$33,129	$33,129
Written Options	(123,291)	$(123,291)
	$(90,162)	$(90,162)

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund and the Horizon Active Income Fund respectively, as of May 31, 2016.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral (Pledged)/Received		Net Amount
Written Options	$892,500	(1)	$-	$892,500	$-	$(892,500	) (2)	$-

Total	$892,500		$-	$892,500	$-	$(892,500)		$-

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral (Pledged)/Received		Net Amount
Written Options	$2,197,141	(1)	$-	$2,197,141	$-	$(2,197,141	) (2)	$-

Total	$2,197,141		$-	$2,197,141	$-	$(2,197,141)		$-

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$7,500	(1)	$-	$7,500	$-	$(7,500	) (2)	$-

Total	$7,500		$-	$7,500	$-	$(7,500)		$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The number of option contracts written and the premiums received during the six months ended May 31, 2016, were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	22,650	$627,601
Options written	10,830	1,702,502
Options closed	(500)	(103,712)
Options exercised	(2,500)	(33,630)
Options expired	(23,780)	(756,458)

Options outstanding, end of period	6,700	$1,436,303

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	12,900	$274,845
Options written	37,341	5,235,452
Options closed	(11,774)	(1,791,582)
Options exercised	(600)	(271,762)
Options expired	(17,180)	(586,775)

Options outstanding, end of period	20,687	$2,860,178

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,500	$256,044
Options written	1,050	143,400
Options closed	-	-
Options exercised	-	-
Options expired	(3,800)	(300,866)

Options outstanding, end of period	750	$98,578

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and for the Horizon Active Risk Assist Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund, 1.10% of the average daily net assets of the Horizon Active

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

Risk Assist Fund, and 0.77% of the average daily net assets of the Horizon Active Income Fund. For the six months ended May 31, 2016, the Adviser earned advisory fees of:

Fund	Advisory Fee
Horizon Active Asset Allocation Fund	$1,943,888
Horizon Active Risk Assist Fund	1,055,853
Horizon Active Income Fund	692,838

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until December 31, 2018 for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.42% per annum of the Horizon Active Asset Allocation Fund’s average daily net assets, do not exceed 1.42% per annum of the Horizon Active Risk Assist Fund’s average daily net assets, and do not exceed 1.24% per annum of the Horizon Active Income Fund’s average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed 1.42%, 1.42%, and 1.24%, respectively, per annum of the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assists Fund, and the Horizon Active Income Fund’s average daily net assets for Class A and Class N shares, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the six months ended May 31, 2016, the Adviser waived fees and other expenses in excess of the Adviser’s fee in the amount of:

Fund	Waived Fee	Recaptured Fee	Net
Horizon Active Asset Allocation Fund	$ (234,848)	$-	$(234,848)
Horizon Active Risk Assist Fund	(181,475)	-	(181,475)
Horizon Active Income Fund	(49,813)	9,582	(40,231)

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2016	2017	2018	2019	Total
Horizon Active Asset Allocation Fund	$248,717	$405,601	$392,881	$234,848	$1,282,047
Horizon Active Risk Assist Fund	-	15,007	189,924	181,475	386,406
Horizon Active Income Fund	25,265	66,386	52,219	49,813	193,683

Net Increase from Payments by Affiliates – In 2016, the Adviser reimbursed the Horizon Active Risk Assist Fund in the amount of $46,299 for losses related to an option transaction that was initially recorded incorrectly on the Fund’s accounting books.

Shareholder Services Plan – The Board of Trustees has adopted a shareholder serving plan for Class N Shares (the “Plan”). The Plan allows the Funds to use part of their assets for shareholder servicing expenses. For these

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

services, the Funds pay a fee up to 0.25% of average net assets attributable to Class N Shares of the Fund on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is subject to the expense limitation provided by Horizon. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of 0.25% of the average daily net assets attributable to Class A shares. During the year ended May 31, 2016, the Horizon Active Asset Allocation, Horizon Active Risk Assist Fund and Horizon Active Income Fund Class A shares incurred $96, $164 and $0, respectively, pursuant to the plan. Class N shares do not pay any 12b-1 distribution fees.

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $9,000 for each fiscal year plus $3,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Administration, Fund Accounting, Transfer Agent Fees – U.S. Bancorp Fund Services, LLC (“USBFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with USBFS, the Funds pay USBFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Custody Fees – U.S. Bank, N.A., an affiliate of the Distributor, acts as custodian for the Funds. Pursuant to a Custody Agreement, the Funds pay U.S. Bank, N.A. customary fees for providing custody services to the Funds.

Prior to February 8, 2016, Northern Lights Distributors, LLC provided distribution services; Gemini Fund Services, LLC provided administrative, fund accounting and transfer agent services; Union Bank, N.A. provided custodian services; Northern Lights Compliance Services, LLC provided Chief Compliance Officer and related compliance services; and Blue Giant, LLC provided EDGAR conversion and filing services for the Predecessor Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2016, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$428,405,977	$420,795,324
Horizon Active Risk Assist Fund	442,165,606	417,537,284
Horizon Active Income Fund	245,959,180	242,973,259

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2015 and November 30, 2014 was as follows:

	For the period ended November 30, 2015
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$14,576,411	$-	$-	$14,576,411
Horizon Active Risk Assist Fund	1,129	-	-	1,129
Horizon Active Income Fund	1,900,316	-	-	1,900,316

	For the period ended November 30, 2014
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$23,293,240	$-	$-	$23,293,240
Horizon Active Risk Assist Fund	-	-	-	-
Horizon Active Income Fund	1,393,378	-	153,898	1,547,276

As of November 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/ Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$5,587,588	$1,569,620	$-	$(300,090)	$-	$4,366,639	$11,223,757
Horizon Active Risk Assist Fund	909,928	-	(7,741,237)	(94,343)	(1,956,182)	(199,828)	(9,081,662)
Horizon Active Income Fund	23,935	-	(2,530,223)	(2,124)	(215,712)	(266,338)	(2,990,462)

The difference between book basis and tax basis unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on section 1256 contacts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Horizon Active Asset Allocation Fund	$-
Horizon Active Risk Assist Fund	1,956,182
Horizon Active Income Fund	215,712

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

At November 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$-	$-	$-
Horizon Active Risk Assist Fund	7,694,668	46,569	7,741,237
Horizon Active Income Fund	2,530,223	-	2,530,223

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, and adjustments related to non-deductible expenses, publicly traded partnerships, real estate investment trusts, grantor trusts and return of capital distributions from corporations, resulted in reclassification for the period ended November 30, 2015 as follows:

Fund	Paid in Capital	Undistributed Ordinary Income (Loss)	Undistributed Long-Term Gains (Loss)
Horizon Active Asset Allocation Fund	$-	$(7,325)	$7,325
Horizon Active Risk Assist Fund	(53)	(840)	893
Horizon Active Income Fund	(4,774)	90,109	(85,335)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2016, Pershing LLC and National Financial Services held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

	Pershing LLC	National Financial Services
Horizon Active Asset Allocation Fund
Class A	N/A	92.00%
Class N	61.29%	34.24%
Horizon Active Risk Assist Fund
Class A	99.99%	N/A
Class N	48.97%	39.21%
Horizon Active Income Fund
Class A	N/A	N/A
Class N	62.67%	34.09%

Additionally, an affiliate of the Adviser owns 100.00% of the Class A shares of the Horizon Active Income Fund.

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015- 07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2016

years beginning after December 15, 2015, and interim periods within those fiscal years. The practical expedient allows entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Horizon Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

May 31, 2016

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period	Ending Account Value 5/31/2016	Expenses Paid During Period
Horizon Active Asset Allocation - Class A *	1.44%	$1,000.00	$977.80	$7.12	$1,017.80	$7.26
Horizon Active Asset Allocation - Class N *	1.43%	$1,000.00	$977.80	$7.07	$1,017.85	$7.21
Horizon Active Risk Assist - Class A *	1.42%	$1,000.00	$956.70	$6.98	$1,017.90	$7.16
Horizon Active Risk Assist - Class N *	1.42%	$1,000.00	$965.70	$6.98	$1,017.90	$7.16
Horizon Active Income - Class A **	1.24%	$1,000.00	$1,007.80	$3.84	$1,018.80	$6.26
Horizon Active Income - Class N *	1.24%	$1,000.00	$1,010.80	$6.23	$1,018.80	$6.26

* Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

** This Class commenced operations on February 8, 2016. Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 113 days, and divided by 366 (to reflect the number of days in the period).

Horizon Funds

APPROVAL OF THE MANAGEMENT AGREEMENTS (Unaudited)

May 31, 2016

Approval of the Management Agreements

At a Board meeting held on September 22, 2015, the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, approved the initial Investment Advisory Agreement with Horizon Investments, LLC (the “Adviser”). The Independent Trustees considered whether the Investment Advisory Agreement would be in the best interest of the Funds and its shareholders and the overall fairness of the Investment Advisory Agreement. Among other things, the Trustees reviewed information concerning: (1) the nature, extent and quality of the services provided by the Adviser (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds; and (4) the extent to which economies of scale are achieved, if any, for the benefit of shareholders. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions they reached, in approving the Investment Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services to be provided by the Adviser to the Funds and the Adviser’s historical performance in providing such services to the Funds as part of AdvisorOne trust, including, without limitation, its investment advisory services since each Fund’s inception, its coordination of services for the Funds by the Funds’ service providers, its compliance procedures and practices, and its efforts to promote the Funds and assist in their distribution. The Board noted that many of the Trust’s executive officers would be employees of the Adviser, and (with the exception of the CCO) serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

The investment performance of each Fund and Adviser. In this regard, the Board compared the historical performance of each Fund with the performance of each Fund’s benchmark indices and comparable peer group averages. The Board also considered the consistency of the Adviser’s management of each Fund with the Fund’s investment objective and policies. Following discussion of the short and long-term investment performance of each Fund, the Adviser’s experience in managing the Funds and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with each Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; the Adviser’s prior payment of startup costs for the Funds; the historical changes in assets of the Funds; and the overall expenses of the Funds, including certain fee waivers and expense reimbursements by the Adviser on behalf of the Funds. The Board discussed each Fund’s proposed Expense Limitation Agreement with the Adviser, and considered the Adviser’s past fee waivers with respect to each Fund under existing expense cap agreements.

The Board also considered potential benefits to the Adviser in managing each Fund, including promotion of the Adviser’s name and the ability for the Adviser to place small accounts into the Funds. The Board compared the fees and expenses of each Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy

Horizon Funds

APPROVAL OF THE MANAGEMENT AGREEMENTS (Unaudited) (Continued)

May 31, 2016

and markets invested in, among other factors. It was noted that, while the management fee and net expense ratio of each of the Funds were higher than the peer group average, each Fund has a relatively unique investment approach, and therefore comparisons of the Funds’ expenses with other funds in the Funds’ respective peers were not necessarily appropriate. The Board also compared the fees paid by each Fund as compared to the fees paid by other clients of the Adviser, and considered the similarities and differences in the services received by such other clients as compared to the services received by the Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each Fund are appropriate and within the range of what would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as each Fund grows and whether management fee levels reflect these economies of scale for the benefit of each Fund’s investors. In this regard, the Board considered that each Fund’s fee arrangement with the Adviser involves both a management fee and an Expense Limitation Agreement. The Board considered that each Fund currently experiences benefits from the Expense Limitation Agreement, because, with respect to the Active Asset Allocation Fund and the Active Income Fund, the Adviser continued to waive a portion of its fee, and, with respect to the Active Risk Assist Fund, the Adviser was waiving its entire fee and reimbursing a portion of Fund expenses. Going forward, the Board noted that each Fund has the potential to benefit from economies of scale under its agreements with the Adviser and other service providers. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that the Funds’ fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Funds’ current and projected asset levels for the next year, the Funds’ arrangements with the Adviser are within the range of what would have been negotiated on an arms’ length basis.

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement for each Fund, as outlined each of the Advisory Agreements, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Horizon Funds

Additional Information (Unaudited)

May 31, 2016

Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	3	Trustee, AdvisorOne Funds (13 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	3	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	3	Trustee, Babson Capital Funds Trust (8 portfolios); Trustee, Babson Capital Global Short Duration High Yield Fund (1 portfolio).

Horizon Funds

Additional Information (Unaudited) (Continued)

May 31, 2016

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee; Indefinite Term of Office (since 2015) and President; Indefinite Term of Office (since 2015)	President and Chief Executive Officer of the Adviser since 2005; member since 1999.	3	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; Indefinite Term of Office (since 2015)	General Counsel and Chief Compliance Officer of the Adviser since 2014; Attorney with Kilpatrick Townsend & Stockton LLP (2008-2014).	Not Applicable	Not Applicable
Benjamin Johnson Year of Birth: 1978	Treasurer; Indefinite Term of Office (since 2015)	Managing Director of Operations and Finance of the Adviser since 2008.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

Investment Adviser

Horizon Investments, LLC

13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank N.A.

Custody Operations

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed -End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable for semi-annual reporting.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c -1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes -Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President

Date 8/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date 8/3/16

By (Signature and Title)*	/s/ Benjamin Johnson
Benjamin Johnson, Treasurer and Principal Financial Officer

Date 8/3/16

*	Print the name and title of each signing officer under his or her signature.